Share-Based Payments - Options by Grant Date (Details)	12 Months Ended
	Jun. 30, 2020 shares	Jun. 30, 2019 R / shares	Jun. 30, 2020 R / shares	Jun. 30, 2020	Jun. 30, 2020 year	Jun. 30, 2018 R / shares
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	12,792,357			12,792,357
2006 share plan | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	6,086,252	1,564,486
Number of other equity instruments forfeited in share-based payment arrangement	249,459	1,570,330
Number of options and rights (in shares)		6,713,044		377,333		9,847,860
Award price (in SA rand per share) | R / shares		R 26.45	R 18.41			R 50.20
2006 share plan | SARs | November 17, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)				377,333
Award price (in SA rand per share) | R / shares			R 18.41
Remaining life (years)					0.4
2006 share plan | PS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	0	20,166,093
Number of other equity instruments forfeited in share-based payment arrangement	8,592,572	1,253,595
Number of options and rights (in shares)		21,007,596		12,415,024		42,427,284
2006 share plan | PS | November 15, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)				12,415,024
Remaining life (years)					0.4
Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	0
Number of other equity instruments forfeited in share-based payment arrangement	55,861
Number of options and rights (in shares)		0		1,162,152
Over three years [Member] | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)				871,859
Remaining life (years)					2.2
Over five years [Member] | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)				290,293
Remaining life (years)					4.2